ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jan. 12, 2024	Dec. 31, 2024	Dec. 23, 2024	Sep. 12, 2024	Dec. 31, 2023	Sep. 28, 2023	Aug. 01, 2023	May 02, 2023	Jan. 04, 2023
Fair value of assets and liabilities acquired
Assets classified as held for sale		$ 1,958			$ 0
Brazilian electricity transmission operation
Consideration transferred
Cash			$ 22
Pre-existing interest in business			33
Total consideration			55
Fair value of assets and liabilities acquired
Cash and cash equivalents			11
Accounts receivable and other			22
Intangible assets			619
Accounts payable and other liabilities			(52)
Non-recourse borrowings			(359)
Deferred income tax liabilities			(63)
Net assets acquired before non-controlling interest			178
Non-controlling interest			(123)
Net assets acquired			55
Brazilian electricity transmission operation | Consortium
Consideration transferred
Total consideration			$ 72
Indian telecom tower operation
Consideration transferred
Cash				$ 2,041
Total consideration				2,041
Fair value of assets and liabilities acquired
Cash and cash equivalents				368
Accounts receivable and other				415
Property, plant and equipment				1,785
Intangible assets				582
Goodwill				294
Accounts payable and other liabilities				(344)
Lease liabilities				(778)
Non-recourse borrowings				(119)
Deferred income tax liabilities				(162)
Net assets acquired before non-controlling interest				2,041
Indian telecom tower operation | Consortium
Consideration transferred
Total consideration				$ 800
North American Retail Colocation Data Center Business
Consideration transferred
Cash	$ 803
Total consideration	803
Fair value of assets and liabilities acquired
Cash and cash equivalents	14
Accounts receivable and other	140
Property, plant and equipment	2,432
Intangible assets	379
Assets classified as held for sale	270
Accounts payable and other liabilities	(248)
Lease liabilities	(1,331)
Liabilities held for sale	(70)
Deferred income tax liabilities	(229)
Net assets acquired before non-controlling interest	1,357
Gain recognised in bargain purchase transaction	554
Net assets acquired	$ 1,400
Data4 Group
Consideration transferred
Cash							$ 566
Total consideration							566
Fair value of assets and liabilities acquired
Cash and cash equivalents							189
Accounts receivable and other							287
Property, plant and equipment							35
Investment properties							3,244
Intangible assets							6
Goodwill							779
Accounts payable and other liabilities							(229)
Non-recourse borrowings							(845)
Deferred income tax liabilities							(418)
Net assets acquired before non-controlling interest							3,048
Non-controlling interest							(2,482)
Net assets acquired							566
Data4 Group | Consortium
Consideration transferred
Total consideration							$ 3,000
Triton International Limited
Consideration transferred
Cash						$ 350
Exchangeable shares						751
Pre-existing interest in business						55
Total consideration						1,156
Fair value of assets and liabilities acquired
Cash and cash equivalents						491
Accounts receivable and other						1,871
Property, plant and equipment						8,811
Intangible assets						710
Goodwill						1,163
Accounts payable and other liabilities						(408)
Non-recourse borrowings						(7,041)
Deferred income tax liabilities						(444)
Net assets acquired before non-controlling interest						5,153
Non-controlling interest						(3,997)
Net assets acquired						1,156
Triton International Limited | Consortium
Consideration transferred
Total consideration						4,500
Brazilian electricity transmission operation
Consideration transferred
Cash								$ 35
Pre-existing interest in business								35
Total consideration								70
Fair value of assets and liabilities acquired
Cash and cash equivalents								36
Accounts receivable and other								9
Intangible assets								477
Goodwill								25
Trade and other payables recognised as of acquisition date								(44)
Non-recourse borrowings								(192)
Deferred income tax liabilities								(83)
Net assets acquired before non-controlling interest								228
Non-controlling interest								(158)
Net assets acquired								$ 70
HomeServe PLC
Consideration transferred
Cash									$ 1,249
Total consideration									1,249
Fair value of assets and liabilities acquired
Cash and cash equivalents									205
Accounts receivable and other									827
Property, plant and equipment									118
Intangible assets									2,827
Goodwill									3,338
Trade and other payables recognised as of acquisition date									(792)
Non-recourse borrowings									(1,006)
Deferred income tax liabilities									(613)
Net assets acquired before non-controlling interest									4,904
Non-controlling interest									(3,655)
Net assets acquired									$ 1,249
Triton International Limited, Preferred Equity Instruments
Fair value of assets and liabilities acquired
Non-controlling interest						$ (641)